Financial risk management (Details)	Jun. 30, 2020
Interest (rate%) - August 15, 2023 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0467
Devaluation in scenario I at 25%	0.035
Devaluation in scenario II at 50%	0.0234
Appreciation in scenario III at 25%	0.0584
Appreciation in scenario IV at 50%	0.0701
USD - August 31, 2020 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0545
Devaluation in scenario I at 25%	0.0409
Devaluation in scenario II at 50%	0.0273
Appreciation in scenario III at 25%	0.0681
Appreciation in scenario IV at 50%	0.0818
USD - November 30, 2020 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0546
Devaluation in scenario I at 25%	0.041
Devaluation in scenario II at 50%	0.0273
Appreciation in scenario III at 25%	0.0683
Appreciation in scenario IV at 50%	0.0819
USD - June 28, 2021 [Member]
Statement Line Items [Line Items]
Probable scenario	0.055
Devaluation in scenario I at 25%	0.0413
Devaluation in scenario II at 50%	0.0275
Appreciation in scenario III at 25%	0.0688
Appreciation in scenario IV at 50%	0.0825
USD - June 29, 2021 [Member]
Statement Line Items [Line Items]
Probable scenario	0.055
Devaluation in scenario I at 25%	0.0413
Devaluation in scenario II at 50%	0.0275
Appreciation in scenario III at 25%	0.0688
Appreciation in scenario IV at 50%	0.0825
USD - June 30, 2021 [Member]
Statement Line Items [Line Items]
Probable scenario	0.055
Devaluation in scenario I at 25%	0.0413
Devaluation in scenario II at 50%	0.0275
Appreciation in scenario III at 25%	0.0688
Appreciation in scenario IV at 50%	0.0825
USD - July 15, 2021 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0551
Devaluation in scenario I at 25%	0.0413
Devaluation in scenario II at 50%	0.0276
Appreciation in scenario III at 25%	0.0689
Appreciation in scenario IV at 50%	0.0827
USD - November 16, 2021 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0556
Devaluation in scenario I at 25%	0.0417
Devaluation in scenario II at 50%	0.0278
Appreciation in scenario III at 25%	0.0695
Appreciation in scenario IV at 50%	0.0834
USD - November 17, 2021 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0556
Devaluation in scenario I at 25%	0.0417
Devaluation in scenario II at 50%	0.0278
Appreciation in scenario III at 25%	0.0695
Appreciation in scenario IV at 50%	0.0834
Soybean - R$ / bag - July 3, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	1.0676
Devaluation in scenario I at 25%	0.8007
Devaluation in scenario II at 50%	0.5338
Appreciation in scenario III at 25%	1.3345
Appreciation in scenario IV at 50%	1.6014
Soybean - R$ / bag - November 13, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	1.0651
Devaluation in scenario I at 25%	0.7988
Devaluation in scenario II at 50%	0.5326
Appreciation in scenario III at 25%	1.3314
Appreciation in scenario IV at 50%	1.5977
Soybean - R$ / bag - December 28, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	1.0667
Devaluation in scenario I at 25%	0.80
Devaluation in scenario II at 50%	0.5334
Appreciation in scenario III at 25%	1.3334
Appreciation in scenario IV at 50%	1.6001
Soybean - R$ / bag - February 19, 2021 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	1.0609
Devaluation in scenario I at 25%	0.7957
Devaluation in scenario II at 50%	0.5305
Appreciation in scenario III at 25%	1.3261
Appreciation in scenario IV at 50%	1.5914
Soybean - R$ / bag - June 25, 2021 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	1.0667
Devaluation in scenario I at 25%	0.80
Devaluation in scenario II at 50%	0.5334
Appreciation in scenario III at 25%	1.3334
Appreciation in scenario IV at 50%	1.6001
Corn - R$ / bag - July 15, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.481
Devaluation in scenario I at 25%	0.3608
Devaluation in scenario II at 50%	0.2405
Appreciation in scenario III at 25%	0.6013
Appreciation in scenario IV at 50%	0.7215
Corn - R$ / bag - July 16, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.4626
Devaluation in scenario I at 25%	0.347
Devaluation in scenario II at 50%	0.2313
Appreciation in scenario III at 25%	0.5783
Appreciation in scenario IV at 50%	0.6939
Corn - R$ / bag - September 15, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.4626
Devaluation in scenario I at 25%	0.347
Devaluation in scenario II at 50%	0.2313
Appreciation in scenario III at 25%	0.5783
Appreciation in scenario IV at 50%	0.6939
Corn - R$ / bag - September 16, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.4626
Devaluation in scenario I at 25%	0.347
Devaluation in scenario II at 50%	0.2313
Appreciation in scenario III at 25%	0.5783
Appreciation in scenario IV at 50%	0.6939
Corn - R$ / bag - August 27, 2021 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.4744
Devaluation in scenario I at 25%	0.3558
Devaluation in scenario II at 50%	0.2372
Appreciation in scenario III at 25%	0.593
Appreciation in scenario IV at 50%	0.7116
Fed Cattle - R$ / arroba - October 30, 2020 (BM&F) [Member]
Statement Line Items [Line Items]
Probable scenario	2.1585
Devaluation in scenario I at 25%	1.6189
Devaluation in scenario II at 50%	1.0793
Appreciation in scenario III at 25%	2.6981
Appreciation in scenario IV at 50%	3.2378
Cotton - R$ / arroba - November 13, 2020(CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	1.1025
Devaluation in scenario I at 25%	0.8269
Devaluation in scenario II at 50%	0.5513
Appreciation in scenario III at 25%	1.3781
Appreciation in scenario IV at 50%	1.6538
Cotton - R$ / arroba - December 8, 2020(CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	1.1025
Devaluation in scenario I at 25%	0.8269
Devaluation in scenario II at 50%	0.5513
Appreciation in scenario III at 25%	1.3781
Appreciation in scenario IV at 50%	1.6538
Cotton - R$ / arroba - November 12, 2021(CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	1.0916
Devaluation in scenario I at 25%	0.8187
Devaluation in scenario II at 50%	0.5458
Appreciation in scenario III at 25%	1.3645
Appreciation in scenario IV at 50%	1.6374